Subsequent Events - Additional Information (Detail) - USD ($)		3 Months Ended
	May 26, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Share price	$ 10.00	$ 10.00
Common Stock
Subsequent Event [Line Items]
Finance cost	$ 60,000,000	$ 60,000,000